INCOME TAX (Details 2) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 2,160,286	$ 2,123,347	$ 1,860,524
Net differences in accounting for revenue and expenses		0	141,697
Total deferred tax assets		2,123,347	2,002,221
Less: Valuation allowance	(2,160,286)	(2,123,347)	(2,002,221)
Deferred tax assets, net	$ 0	$ 0	$ 0